Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	$ (1,055.9)	$ (526.5)	$ (508.9)
Domestic Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	585.7	(976.0)	(11.6)
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	(1,105.6)	(306.3)	(73.3)
Foreign Tax Authority [Member] | Tax and Customs Administration, Netherlands [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	(644.5)	799.9	(152.3)
Foreign Tax Authority [Member] | Swiss Federal Tax Administration (FTA) [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	326.1	284.3	274.8
Foreign Tax Authority [Member] | Federal Ministry of Finance, Germany [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	(294.7)	(355.8)	(498.4)
Foreign Tax Authority [Member] | Administration of the Treasury, Belgium [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	21.5	89.5	96.9
Foreign Tax Authority [Member] | Other Income Tax Authority [Member]
Income Tax Examination [Line Items]
Loss from continuing operations before income taxes	$ 55.6	$ (62.1)	$ (145.0)